Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue by Operating Segment	Table 20.1 presents our revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 26 (Operating Segments).
Table 20.1: Revenue by Operating Segment

	Year ended December 31, 2020
(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Net interest income (2)	$23,378	6,191	7,501	2,993	247	(475)	39,835
Noninterest income
Deposit-related fees	2,904	1,219	1,062	27	9	—	5,221
Lending-related fees (2)	158	531	684	9	(1)	—	1,381
Brokerage fees:
Asset-based revenue (3)	—	—	—	6,992	(1)	—	6,991
Transactional revenue	—	—	17	1,504	(8)	—	1,513
Other revenue	—	—	298	574	(1)	—	871
Total brokerage fees	—	—	315	9,070	(10)	—	9,375
Trust and investment management fees:
Investment management fees	—	—	—	1,970	—	—	1,970
Trust fees	—	314	—	416	—	—	730
Other revenue	—	82	95	(3)	(2)	—	172
Total trust and investment management fees	—	396	95	2,383	(2)	—	2,872
Investment banking fees	(8)	76	1,952	14	(169)	—	1,865
Card fees:
Card interchange and network revenues (4)	2,805	170	51	3	1	—	3,030
Other card fees (2)	513	—	—	—	1	—	514
Total card fees	3,318	170	51	3	2	—	3,544
Mortgage banking (2)	3,224	—	282	(13)	—	—	3,493
Net gains (losses) from trading activities (2)	1	(4)	1,190	5	(20)	—	1,172
Net gains on debt securities (2)	6	—	—	—	867	—	873
Net gains (losses) from equity securities (2)	10	(147)	212	(94)	684	—	665
Lease income (2)	—	646	20	—	579	—	1,245
Other (2)	1,025	660	456	115	1,277	(2,734)	799
Total noninterest income	10,638	3,547	6,319	11,519	3,216	(2,734)	32,505
Total revenue	$34,016	9,738	13,820	14,512	3,463	(3,209)	72,340
Year ended December 31, 2019
Net interest income (2)	$25,786	8,184	8,005	3,917	1,950	(611)	47,231
Noninterest income
Deposit-related fees	3,582	1,175	1,029	24	9	—	5,819
Lending-related fees (2)	230	524	710	8	2	—	1,474
Brokerage fees:
Asset-based revenue (3)	—	—	—	6,777	(2)	—	6,775
Transactional revenue	—	—	26	1,534	—	—	1,560
Other revenue	—	—	266	636	—	—	902
Total brokerage fees	—	—	292	8,947	(2)	—	9,237
Trust and investment management fees:
Investment management fees (5)	—	—	—	1,988	—	—	1,988
Trust fees (5)	—	313	—	423	179	—	915
Other revenue (5)	—	75	62	(4)	2	—	135
Total trust and investment management fees	—	388	62	2,407	181	—	3,038
Investment banking fees	(5)	85	1,804	6	(93)	—	1,797
Card fees:
Card interchange and network revenues (4)	2,973	254	79	6	6	—	3,318
Other card fees (2)	699	—	—	—	(1)	—	698
Total card fees	3,672	254	79	6	5	—	4,016
Mortgage banking (2)	2,314	—	413	(12)	—	—	2,715
Net gains (losses) from trading activities (2)	2	(10)	1,022	53	(74)	—	993
Net gains (losses) on debt securities (2)	—	4	(5)	—	141	—	140
Net gains from equity securities (2)	4	115	297	272	2,155	—	2,843
Lease income (2)	—	931	22	—	661	—	1,614
Other (2)	2,306	688	498	104	2,874	(2,324)	4,146
Total noninterest income	12,105	4,154	6,223	11,815	5,859	(2,324)	37,832
Total revenue	$37,891	12,338	14,228	15,732	7,809	(2,935)	85,063
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Year ended December 31, 2018
	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Net interest income (2)	$26,985	8,748	8,345	4,317	2,259	(659)	49,995
Noninterest income
Deposit-related fees	3,431	1,219	1,057	24	10	—	5,741
Lending-related fees (2)	258	604	742	8	16	—	1,628
Brokerage fees:
Asset-based revenue (3)	—	—	1	6,899	(2)	—	6,898
Transactional revenue	—	—	70	1,618	(40)	—	1,648
Other revenue	—	—	246	646	(2)	—	890
Total brokerage fees	—	—	317	9,163	(44)	—	9,436
Trust and investment management fees:
Investment management fees (5)	—	—	—	2,079	—	—	2,079
Trust fees (5)	—	301	—	442	386	—	1,129
Other revenue (5)	—	58	54	(12)	8	—	108
Total trust and investment management fees	—	359	54	2,509	394	—	3,316
Investment banking fees	(1)	53	1,730	9	(34)	—	1,757
Card fees:
Card interchange and network revenues (4)	2,854	264	79	6	5	—	3,208
Other card fees (2)	697	—	—	—	2	—	699
Total card fees	3,551	264	79	6	7	—	3,907
Mortgage banking (2)	2,666	—	362	(11)	—	—	3,017
Net gains (losses) from trading activities (2)	6	(8)	561	57	(14)	—	602
Net gains (losses) on debt securities (2)	—	—	(3)	9	102	—	108
Net gains (losses) from equity securities (2)	5	37	277	(283)	1,479	—	1,515
Lease income (2)	—	1,025	3	—	729	—	1,757
Other (2)	3,014	779	547	61	1,368	(2,140)	3,629
Total noninterest income	12,930	4,332	5,726	11,552	4,013	(2,140)	36,413
Total revenue	$39,915	13,080	14,071	15,869	6,272	(2,799)	86,408
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenues are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $1.1 billion, $1.2 billion, and $1.3 billion for the years ended December 31, 2020, 2019 and 2018, respectively.
(4)The cost of credit card rewards and rebates of $1.3 billion, $1.5 billion and $1.4 billion for the years ended December 31, 2020, 2019 and 2018, respectively, are presented net against the related revenues.
(5) In 2020, we changed the classification of certain fees within trust and investment management fees. Prior periods have been revised to conform with the current period presentation.